Share-Based Compensation - Schedule of Activity Related to Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity Related to Restricted Common Stock [Line Items]
Number of shares, Beginning balance	377,943	266,170	194,492
Weighted average grant-date fair value per share, Beginning balance	$ 3.52	$ 2.58	$ 1.02
Number of shares, Granted	1,593,747	532,420	261,576
Weighted average grant-date fair value per share, Granted	$ 2.21	$ 3.99	$ 2.99
Number of shares, Vested	(148,572)	(96,438)	(176,795)
Weighted average grant-date fair value per share, Vested	$ 2.9	$ 3.05	$ 1.58
Number of shares, Canceled and forfeited	(85,688)	(326,765)	(13,103)
Weighted average grant-date fair value per share, Canceled and forfeited	$ 3.52	$ 3.6	$ 0.99
Number of shares, Ending balance	1,737,430	377,943	266,170
Weighted average grant-date fair value per share, Ending balance	$ 2.07	$ 3.52	$ 2.58